Note 4 - Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30, 2012	June 30, 2011
Series A Preferred Shares	360,446	343,912
Series B Preferred Shares	42,374	40,400
Series C Preferred Shares	85,433	80,956
Series D Preferred Shares	931,400	691,679
Warrants	429,581	434,236
Options	141,677	161,369
	1,990,911	1,752,552

	March 31, 2012	March 31, 2011
Series A Preferred Stock	360,446	343,912
Series B Preferred Stock	42,374	43,012
Series C Preferred Stock	85,433	80,956
Series D Preferred Stock	895,862	668,266
Warrants	429,581	434,236
Options	140,870	144,401
Other Common Stock Equivalents	12,750	7,556
	1,967,316	1,722,339